Shareholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Class of Stock [Line Items]
Expected volatility	78.77%	74.18%	71.28%
Risk-free interest	1.21%	1.03%	1.51%
Expected life	5 years 6 months	5 years 6 months	5 years 6 months
Maximum [Member]
Class of Stock [Line Items]
Expected volatility	82.03%	80.71%	81.79%
Risk-free interest	2.21%	1.52%	2.27%
Expected life	6 years 3 months	6 years 3 months	10 years